Financial instruments and financial risk factors (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The Company’s financial assets and financial liabilities measured at fair value on a recurring basis are measured under level 2 of the hierarchy and were calculated as follows:

As at	September 30, 2023	December 31, 2022
Conversion feature of convertible debt (refer to Note 16)	$5.0	$22.5
Accounts receivable	$2.3	$4.3

Schedule of fair value measurement of liabilities
The Company’s financial assets and financial liabilities measured at fair value on a recurring basis are measured under level 2 of the hierarchy and were calculated as follows:

As at	September 30, 2023	December 31, 2022
Conversion feature of convertible debt (refer to Note 16)	$5.0	$22.5
Accounts receivable	$2.3	$4.3

Schedule of Financial Liabilities	The Company’s undiscounted significant contractual obligations and interest and principal repayments in respect of its financial liabilities and provisions are presented in the following table:

Undiscounted, at September 30,					2023
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accrued liabilities	$99.1	$99.1	$—	$—	$—
Lease liabilities	88.9	8.7	17.4	15.5	47.3
Restoration	3.2	—	0.2	—	3.0
Convertible debt principal	331.1	—	114.60	216.5	—
Convertible debt interest	115.0	—	33.80	81.2	—
Total	$637.3	$107.8	$166.0	$313.2	$50.3

Schedule of fair value measurement of price
The following table sets out the Company's exposure, as at September 30, 2023 and December 31, 2022, in relation to the impact of movements in the cobalt and nickel price for the provisionally invoiced sales volume of Black Mass & Equivalents by metric tonne:

	Cobalt		Nickel
As at	September 30, 2023	December 31, 2022	September 30, 2023	December 31, 2022
BM&E Metric tonnes subject to fair value pricing adjustments	4,274	4,428	4,274	4,428
10% increase in prices	$0.4	$0.8	$0.8	$1.4
10% decrease in prices	$(0.4)	$(0.8)	$(0.8)	$(1.4)

The following table sets out the period end commodity prices for cobalt and nickel as at September 30, 2023 and December 31, 2022:

Market price per tonne
As at	September 30, 2023	December 31, 2022
Cobalt	$31,967	$41,337
Nickel	18,505	30,400